May 5, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE: The Timothy Plan, Class A and Class B Shares and The Timothy Plan Variable Annuity Series.
     (File Nos. 33-73248 and 811-8228)


Ladies and Gentlemen,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Funds does not differ from that contained in Post Effective Amendment No. 8/9 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically.

Yours truly,


/s/ Linda K. Coyne
Relationship Manager,
The Timothy Plan